Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,626,607.20

Principal:
Principal Collections	$22,454,935.24
Prepayments in Full	$15,425,296.40
Liquidation Proceeds	$811,500.25
Recoveries	$27,479.97
Sub Total	$38,719,211.86
Collections	$42,345,819.06

Purchase Amounts:
Purchase Amounts Related to Principal	$171,333.97
Purchase Amounts Related to Interest	$785.64
Sub Total	$172,119.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,517,938.67

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,517,938.67
Servicing Fee	$878,190.42	$878,190.42	$0.00	$0.00	$41,639,748.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,639,748.25
Interest - Class A-2 Notes	$102,057.89	$102,057.89	$0.00	$0.00	$41,537,690.36
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$41,295,057.03
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$41,207,334.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,207,334.11
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$41,157,222.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,157,222.03
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$41,112,760.95
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,112,760.95
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$41,048,831.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,048,831.70
Regular Principal Payment	$37,009,999.43	$37,009,999.43	$0.00	$0.00	$4,038,832.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,038,832.27
Residuel Released to Depositor	$0.00	$4,038,832.27	$0.00	$0.00	$0.00
Total		$42,517,938.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,009,999.43
Total					$37,009,999.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,009,999.43	$74.38	$102,057.89	$0.21	$37,112,057.32	$74.59
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$37,009,999.43	$22.99	$590,916.55	$0.37	$37,600,915.98	$23.36

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$260,573,342.87	0.5236603	$223,563,343.44	0.4492832
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,006,313,342.87	0.6250238	$969,303,343.44	0.6020368

Pool Information
Weighted Average APR	4.437%	4.430%
Weighted Average Remaining Term	46.99	46.15
Number of Receivables Outstanding	54,510	53,290
Pool Balance	$1,053,828,509.98	$1,014,528,646.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,013,922,099.06	$976,322,601.68
Pool Factor	0.6426825	0.6187153

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$15,217,929.70
Yield Supplement Overcollateralization Amount	$38,206,044.71
Targeted Overcollateralization Amount	$45,225,302.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,225,302.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		161	$436,797.73
(Recoveries)		35	$27,479.97
Net Losses for Current Collection Period			$409,317.76
Cumulative Net Losses Last Collection Period			$3,163,662.43
Cumulative Net Losses for all Collection Periods			$3,572,980.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.24%	604	$12,616,438.99
61-90 Days Delinquent	0.12%	48	$1,167,288.65
91-120 Days Delinquent	0.03%	16	$353,832.56
Over 120 Days Delinquent	0.03%	18	$347,917.53
Total Delinquent Receivables	1.43%	686	$14,485,477.73

Repossession Inventory:
Repossessed in the Current Collection Period		38	$861,103.03
Total Repossessed Inventory		49	$1,244,272.66

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3916%
Preceding Collection Period			0.3792%
Current Collection Period			0.4749%
Three Month Average			0.4152%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1807%
Preceding Collection Period			0.1651%
Current Collection Period			0.1539%
Three Month Average			0.1666%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer